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                       ALPINE U.S. REAL ESTATE EQUITY FUND
                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                         (SERIES OF ALPINE EQUITY TRUST)

                SUPPLEMENT DATED APRIL 27, 1998 TO THE PROSPECTUS
                   FOR CLASS Y SHARES DATED FEBRUARY 25, 1998



         Effective April 27, 1998, BISYS Fund Services, Inc. will become the Funds' transfer agent and accounting services agent and BISYS Fund Services Limited Partnership will become the principal distributor of shares of the Funds. In addition, Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 will become each Fund's custodian. BISYS Fund Services Ohio, Inc. has also been retained as the Funds' administrator to provide certain administrative services to the Funds. In conjunction with the assumption of these functions by BISYS, the procedures for purchasing, redeeming and exchanging shares of the Funds are now as follows:

         PURCHASES BY MAIL OR WIRE. To make an initial purchase of Class Y shares, each investor must complete the Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to the Alpine Funds at P.O. Box 182212, Columbus, Ohio 43218-2212. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees. The Funds will not accept third party checks.

         When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which the investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to a Fund in New York.

         Initial investments may also be made by wire by (i) calling the Alpine Funds at 888-785-5578 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to Huntington National Bank, as follows: Huntington National Bank, Columbus, Ohio, ABA No. 044000024, Account No. 01899611515. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A complete Share Purchase Application must also be sent to the Alpine Funds indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.

         REDEEMING SHARES DIRECTLY BY MAIL OR TELEPHONE. Shares may be redeemed by sending a signed letter of instruction or stock power form to the Alpine Funds, P.O. Box 182212, Columbus, Ohio 43218-2212. Stock power forms are available from your financial intermediary, the Alpine Funds, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners.


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Signature guarantees are required for all redemption requests for shares with a value of more than $50,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to the Funds' transfer agent.

         Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the phone number on the front page of this Prospectus between the hours of 8:00 a.m. and 9:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the New York Stock Exchange (the "Exchange") is closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of unusual economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund by telephone should follow the procedures outlined above for redemption by mail.

         The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. The Alpine Funds currently deduct a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should send a written request to the Alpine Funds at P.O. Box 182212, Columbus, Ohio 43218-2212, with the shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to the Funds' transfer agent. Shareholders should allow approximately ten days for the form to be processed. The Funds employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow these procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. Also, each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.

         EXCHANGE PRIVILEGE. Effective April 3, 1998, shares of the Funds were no longer exchangeable into or for shares of the Evergreen Keystone funds. However, you may exchange some or all of your Class Y Shares of a Fund for Class Y Shares of the other Fund by calling the



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Fund at 888-785-5578 or sending a written request following the procedures outlined above for written redemption requests. However, no signature guarantee is required.

         TELEPHONE INVESTMENT PLAN. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment if your account is maintained with a domestic financial institution that is an Automated Clearing House member. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account two days from the date the request is received.

         Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

         TAX SHELTERED RETIREMENT PLANS. Eligible investors may open a pension and profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs and (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations.

         The address of the Funds is 3435 Stelzer Road, Columbus, Ohio 43219.

         BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of the BISYS Group, Inc., located at 120 Clove Road, Little Falls, New Jersey 07424, is the principal underwriter of the Funds.

         BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts as each Fund's transfer agent and dividend-disbursing agent.





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                       ALPINE U.S. REAL ESTATE EQUITY FUND
                  ALPINE INTERNATIONAL REAL ESTATE EQUITY FUND
                         (SERIES OF ALPINE EQUITY TRUST)

                SUPPLEMENT DATED APRIL 27, 1998 TO THE PROSPECTUS
               FOR CLASS A, B AND C SHARES DATED FEBRUARY 25, 1998



         Effective April 27, 1998, BISYS Fund Services, Inc. will become the Funds' transfer agent and accounting services agent and BISYS Fund Services Ohio, Inc. will become the principal distributor of shares of the Funds. In addition, Investors Fiduciary Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105 will become each Fund's custodian. BISYS Fund Services Limited Partnership also has been retained as the Funds' administrator to provide certain administrative services to the Funds. In conjunction with the assumption of these functions by BISYS, the procedures for purchasing, redeeming and exchanging shares of the Funds are now as follows:

         HOW TO BUY SHARES. You can purchase Class A, Class B and Class C shares of the Funds through broker-dealers, banks or other financial intermediaries, or directly through BISYS Fund Services Limited Partnership, at 888-785-5578. The Funds will not accept third party checks.

         REDEEMING SHARES DIRECTLY BY MAIL OR TELEPHONE. Shares may be redeemed by sending a signed letter of instruction or stock power form to the Alpine Funds, P.O. Box 182212, Columbus, Ohio 43218-2212. Stock power forms are available from your financial intermediary, the Alpine Funds, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to the Funds' transfer agent.

         Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the phone number on the front page of this Prospectus between the hours of 8:00 a.m. and 9:00 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the New York Stock Exchange (the "Exchange") is closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of unusual economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach a Fund by telephone should follow the procedures outlined above for redemption by mail.



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         The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank. The Alpine Funds currently deduct a $5 wire charge from all redemption proceeds wired. This charge is subject to change without notice. A shareholder who decides later to use this service, or to change instructions already given, should send a written request to the Alpine Funds at P.O. Box 182212, Columbus, Ohio 43218-2212, with the shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to the Funds' transfer agent. Shareholders should allow approximately ten days for the form to be processed. The Funds employ reasonable procedures to verify that telephone requests are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of conversations. If a Fund fails to follow these procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. Also, each Fund reserves the right to refuse a telephone redemption request, if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. The telephone redemption option may be suspended or terminated at any time without notice.

         EXCHANGE PRIVILEGE. Effective April 3, 1998, shares of the Funds were no longer exchangeable into or for shares of the Evergreen Keystone funds. However, you may exchange some or all of your shares of a Fund for shares of the same Class in the other Fund through your financial intermediary, or by calling the Fund at 888-785-5578 or sending a written request following the procedures outlined above for written redemption requests. However, no signature guarantee is required.

         TELEPHONE INVESTMENT PLAN. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment if your account is maintained with a domestic financial institution that is an Automated Clearing House member. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account two days from the date the request is received.

         Shares purchased under the Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

         TAX SHELTERED RETIREMENT PLANS. Eligible investors may open a pension and profit sharing account in a Fund under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs and (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations.

         The address of the Funds is 3435 Stelzer Road, Columbus, Ohio 43219.



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         BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of the BISYS Group, Inc., located at 120 Clove Road, Little Falls, New Jersey 07424, is the principal underwriter of the Funds.

         BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 acts as each Fund's transfer agent and dividend-disbursing agent.


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